UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                     ---------
                             The Gabelli Asset Fund
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            ---------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                             THE GABELLI ASSET FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Asset Fund (the "Fund") rose 1.9%, while the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrials Average rose 1.7% and 1.3%, respectively. For the six-month period ended June 30, 2004, the Fund was up 5.0% versus gains of 3.4% and 0.9% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                                             YEAR TO                                                         SINCE
                                    QUARTER   DATE    1 YEAR     3 YEAR    5 YEAR    10 YEAR    15 YEAR  INCEPTION (B)
----------------------------------------------------------------------------------------------------------------------
  Gabelli Asset Fund Class AAA ..  1.85%      4.96%    22.95%    4.02%      4.82%    13.29%    11.91%       14.18%

  S&P 500 Index .................  1.72       3.44     19.10    (0.69)     (2.20)    11.82     11.31        11.88
  Dow Jones Industrial Average ..  1.26       0.87     18.68     1.92       0.92     13.43     12.89        13.34
  Nasdaq Composite Index ........  2.69       2.22     26.19    (1.78)     (5.28)    11.24     10.88         9.95

  Class A .......................  1.85       4.94     22.92     4.01       4.82     13.29     11.90        14.18
                                  (4.01)(c)  (1.09)(c) 15.85(c)  1.98(c)    3.58(c)  12.62(c)  11.46(c)     13.80(c)
  Class B .......................  1.64       4.50     22.40     3.86       4.73     13.24     11.87        14.16
                                  (3.36)(d)  (0.50)d)  17.40(d)  2.93(d)    4.56(d)  13.24(d)  11.87(d)     14.16(d)
  Class C .......................  1.66       4.55     22.47     3.88       4.74     13.25     11.88        14.16
                                   0.66(d)    3.55(d)  21.47(d)  3.88(d)    4.74(d)  13.25(d)  11.88(d)     14.16(d)

  (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested (except for the Nasdaq Composite Index). Performance for periods less than one year is not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. The Class AAA Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares on December 31, 2003. The actual performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares.
  (b) Performance is calculated from inception of Class AAA Shares on March 3, 1986.
  (c) Includes the effect of the maximum 5.75% sales charge at the beginning of the period.
  (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              COMMON STOCKS -- 94.8%
              AEROSPACE -- 0.8%
      75,000  Boeing Co. ..................  $    2,587,078    $    3,831,750
      90,000  Lockheed Martin Corp. .......       2,448,864         4,687,200
     160,000  Northrop Grumman Corp. ......       4,942,981         8,592,000
                                             --------------    --------------
                                                  9,978,923        17,110,950
                                             --------------    --------------
              AGRICULTURE -- 0.8%
      50,000  Agrium Inc. .................         663,164           727,500
     800,000  Archer-Daniels-Midland Co. ..      11,058,748        13,424,000
      15,000  Delta & Pine Land Co. .......         260,292           329,250
      40,529  Monsanto Co. ................         647,781         1,560,367
      12,000  Potash Corp. of
                Saskatchewan Inc. .........         997,442         1,162,800
      17,000  Terra Industries Inc.+ ......         103,572            95,710
                                             --------------    --------------
                                                 13,730,999        17,299,627
                                             --------------    --------------
              AUTOMOTIVE -- 1.7%
     185,000  General Motors Corp. ........       8,309,227         8,619,150
     555,000  Navistar International Corp.+      10,309,347        21,511,800
      45,000  PACCAR Inc. .................         522,021         2,609,550
      30,000  Volkswagen AG ...............       1,246,577         1,267,261
                                             --------------    --------------
                                                 20,387,172        34,007,761
                                             --------------    --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 4.5%
     110,000  BorgWarner Inc. .............       2,079,060         4,814,700
     122,000  CLARCOR Inc. ................       1,741,944         5,587,600
     570,000  Dana Corp. ..................       8,891,297        11,172,000
     210,000  Federal-Mogul Corp.+ ........         467,782            60,900
     650,000  GenCorp Inc. ................       2,404,331         8,703,500
     500,000  Genuine Parts Co. ...........      12,026,034        19,840,000
     290,000  Johnson Controls Inc. .......       5,174,020        15,480,200
     145,000  Midas Inc.+ .................       1,808,827         2,523,000
     300,000  Modine Manufacturing Co. ....       7,078,060         9,555,000
     210,000  Scheib (Earl) Inc.+ .........       1,429,490           667,800
     205,000  Standard Motor Products Inc.        3,007,686         3,019,650
      65,000  Superior Industries
                International Inc. ........       1,642,639         2,174,250
     360,000  Tenneco Automotive Inc.+ ....       2,444,691         4,762,800
     100,000  TransPro Inc.+ ..............         788,321           576,000
     210,000  TRW Automotive
                Holdings Corp.+ ...........       5,607,368         3,958,500
                                             --------------    --------------
                                                 56,591,550        92,895,900
                                             --------------    --------------
              AVIATION: PARTS AND SERVICES -- 2.0%
      75,000  Aviall Inc.+ ................         750,124         1,425,750
     225,000  Curtiss-Wright Corp. ........       1,378,135        12,642,750
      67,000  Curtiss-Wright Corp., Cl. B .       2,209,093         3,602,590
     220,000  Fairchild Corp., Cl. A+ .....       1,361,529           941,600
     100,000  Kaman Corp., Cl. A ..........       1,413,770         1,399,000
     170,000  Precision Castparts Corp. ...       4,207,013         9,297,300
     109,000  Sequa Corp., Cl. A+ .........       4,666,598         6,373,230
     104,000  Sequa Corp., Cl. B+ .........       5,329,579         6,214,000
                                             --------------    --------------
                                                 21,315,841        41,896,220
                                             --------------    --------------

                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              BROADCASTING -- 1.1%
      20,000  Corus Entertainment Inc.,
                Cl. B .....................  $       64,982    $      387,097
      66,100  Fisher Communications Inc.+ .       3,730,142         3,326,813
     230,000  Granite Broadcasting Corp.+ .       1,109,343           161,000
     310,000  Gray Television Inc. ........       3,936,811         4,305,900
      10,000  Gray Television Inc., Cl. A .         109,420           125,000
     170,000  Liberty Corp. ...............       6,268,553         7,981,500
      75,000  Lin TV Corp., Cl. A+ ........       1,703,027         1,590,000
     190,000  Paxson Communications
                Corp.+ ....................       1,674,514           617,500
     400,000  Television Broadcasts Ltd. ..       1,815,551         1,712,864
     250,000  Young Broadcasting Inc.,
                Cl. A+ ....................       5,518,866         3,287,500
                                             --------------    --------------
                                                 25,931,209        23,495,174
                                             --------------    --------------
              BUSINESS SERVICES -- 1.2%
     480,000  Cendant Corp. ...............       4,891,205        11,750,400
      50,000  ChoicePoint Inc.+ ...........       1,773,215         2,283,000
     200,000  Ecolab Inc. .................       1,876,865         6,340,000
      10,000  Imation Corp. ...............         203,344           426,100
      66,500  Landauer Inc. ...............         412,456         2,969,890
     119,000  Nashua Corp.+ ...............       1,745,996         1,153,110
                                             --------------    --------------
                                                 10,903,081        24,922,500
                                             --------------    --------------
              CABLE AND SATELLITE -- 3.4%
   2,030,000  Cablevision Systems Corp.,
                Cl. A+ ....................      21,325,960        39,889,500
      30,000  Charter Communications
                Inc., Cl. A+ ..............         138,876           117,600
     300,000  Comcast Corp., Cl. A+ .......       8,368,051         8,409,000
      40,000  Comcast Corp., Cl. A, Special+        306,462         1,104,400
     270,000  DIRECTV Group Inc.+ .........       5,351,062         4,617,000
     232,500  Liberty Media International
                Inc., Cl. A+ ..............       2,400,271         8,625,750
      60,000  Shaw Communications Inc.,
                Cl. B .....................         164,952         1,001,082
      80,000  Shaw Communications Inc.,
                Cl. B,  Non-Voting ........         312,647         1,344,800
     608,886  UnitedGlobalCom Inc., Cl. A+        4,687,131         4,420,512
                                             --------------    --------------
                                                 43,055,412        69,529,644
                                             --------------    --------------
              CLOSED-END FUNDS -- 0.1%
      80,734  Royce Value Trust Inc. ......         942,452         1,421,726
                                             --------------    --------------
              COMMUNICATIONS EQUIPMENT -- 1.5%
     460,000  Agere Systems Inc., Cl. B+ ..       1,625,270           989,000
     190,000  Andrew Corp.+ ...............         716,456         3,801,900
     600,000  Corning Inc.+ ...............       4,374,877         7,836,000
     820,000  Lucent Technologies Inc.+ ...       4,582,537         3,099,600
     300,000  Motorola Inc. ...............       3,094,981         5,475,000
     240,000  Nortel Networks Corp.+ ......       1,202,804         1,197,600
     350,000  Thomas & Betts Corp. ........       6,693,992         9,530,500
                                             --------------    --------------
                                                 22,290,917        31,929,600
                                             --------------    --------------


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              COMMON STOCKS (CONTINUED)
              COMPUTER HARDWARE -- 0.0%
      60,000  Maxtor Corp.+ ...............  $      554,568    $      397,800
                                             --------------    --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
      12,000  Computer Associates
                International Inc. ........         169,600           336,720
      25,000  Electronic Data
                Systems Corp. .............         349,322           478,750
      80,000  EMC Corp.+ ..................       1,126,229           912,000
      48,000  Jupitermedia Corp.+ .........         241,258           679,680
      45,000  PeopleSoft Inc.+ ............         836,789           832,500
      26,026  Telecom Italia Media SpA+ ...          26,184            10,703
                                             --------------    --------------
                                                  2,749,382         3,250,353
                                             --------------    --------------
              CONSUMER PRODUCTS -- 5.3%
      40,500  Alberto-Culver Co. ..........       1,073,604         2,030,670
      12,000  Altria Group Inc. ...........         360,636           600,600
      11,000  Christian Dior SA ...........         307,335           711,314
     195,000  Church & Dwight Co. Inc. ....       1,923,569         8,927,100
       1,000  Clorox Co. ..................          30,050            53,780
      60,000  Department 56 Inc.+ .........         651,832           924,000
      95,000  Eastman Kodak Co. ...........       2,554,763         2,563,100
     310,000  Energizer Holdings Inc.+ ....       5,315,965        13,950,000
     110,000  Fortune Brands Inc. .........       2,536,232         8,297,300
     290,000  Gallaher Group plc, ADR .....       4,661,436        14,036,000
     290,000  Gillette Co. ................       9,214,691        12,296,000
       3,000  Givaudan SA .................       1,028,013         1,736,665
      38,000  Harley-Davidson Inc. ........          95,713         2,353,720
     200,000  Mattel Inc. .................       2,972,356         3,650,000
      50,000  Maytag Corp. ................       1,333,241         1,225,500
      68,000  National Presto
                Industries Inc. ...........       2,314,244         2,803,640
     370,000  Procter & Gamble Co. ........      12,802,755        20,142,800
   1,000,000  Swedish Match AB ............      10,327,823        10,221,759
      10,000  Syratech Corp.+ .............           2,000             4,050
     140,000  Wolverine World Wide Inc. ...       1,953,224         3,675,000
                                             --------------    --------------
                                                 61,459,482       110,202,998
                                             --------------    --------------
              CONSUMER SERVICES -- 1.6%
         800  eBay Inc.+ ..................          24,652            73,560
     850,000  InterActiveCorp.+ ...........       6,584,957        25,619,000
     298,650  Rollins Inc. ................       3,453,596         6,871,937
                                             --------------    --------------
                                                 10,063,205        32,564,497
                                             --------------    --------------
              DIVERSIFIED INDUSTRIAL -- 5.5%
     145,400  Acuity Brands Inc. ..........       2,380,500         3,925,800
       5,000  Anixter International Inc. ..          45,044           170,150
     180,000  Cooper Industries Ltd., Cl. A       7,326,626        10,693,800
     425,000  Crane Co. ...................       6,646,604        13,340,750
      95,000  Gardner Denver Inc.+ ........       1,387,900         2,650,500
     250,000  GATX Corp. ..................       5,594,297         6,800,000
     160,000  General Electric Co. ........       5,068,550         5,184,000
     240,000  Greif Inc., Cl. A ...........       5,453,716        10,140,000
      30,000  Harbor Global Co. Ltd.+ .....          52,965           285,000

                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
     425,000  Honeywell International Inc.   $   13,730,962    $   15,567,750
     300,000  ITT Industries Inc. .........       9,410,611        24,900,000
     150,000  Katy Industries Inc.+ .......       1,369,925           733,500
     320,000  Lamson & Sessions Co.+ ......       1,748,797         2,572,800
      40,000  MagneTek Inc.+ ..............         309,670           333,600
     225,000  Myers Industries Inc. .......       1,557,014         3,172,500
      75,000  Pentair Inc. ................       1,017,343         2,523,000
      80,000  Smiths Group plc ............         880,176         1,083,022
     155,000  Thomas Industries Inc. ......       1,971,325         5,146,000
      75,000  Trinity Industries Inc. .....         931,715         2,384,250
      38,000  Tyco International Ltd. .....         519,098         1,259,320
                                             --------------    --------------
                                                 67,402,838       112,865,742
                                             --------------    --------------
              ELECTRONICS -- 1.0%
       2,400  Fargo Electronics+ ..........          17,016            26,664
       3,000  Hitachi Ltd., ADR ...........         172,200           208,770
      13,000  Kyocera Corp., ADR ..........         448,062         1,115,400
      25,000  Molex Inc., Cl. A ...........         719,620           682,000
      40,000  Samsung Electronics Co.
                Ltd., GDR (a) .............       7,538,426         8,256,168
     138,000  Sony Corp., ADR .............       5,468,915         5,250,900
     210,000  Texas Instruments Inc. ......       5,357,155         5,077,800
                                             --------------    --------------
                                                 19,721,394        20,617,702
                                             --------------    --------------
              ENERGY AND UTILITIES -- 6.0%
     150,000  AES Corp.+ ..................         576,828         1,489,500
      85,000  AGL Resources Inc. ..........       1,468,710         2,469,250
     150,000  Allegheny Energy Inc.+ ......       1,510,942         2,311,500
     235,000  BP plc, ADR .................       6,274,016        12,588,950
     250,000  Burlington Resources Inc. ...       4,842,969         9,045,000
      25,000  CH Energy Group Inc. ........       1,040,745         1,161,000
     165,000  ChevronTexaco Corp. .........       9,189,420        15,528,150
      95,000  ConocoPhillips ..............       5,513,340         7,247,550
      20,000  Constellation Energy
                Group Inc. ................         484,262           758,000
      62,000  Devon Energy Corp. ..........       1,695,494         4,092,000
      75,000  DPL Inc. ....................       1,506,159         1,456,500
      20,000  DTE Energy Co. ..............         832,127           810,800
     485,000  Duke Energy Corp. ...........       8,899,750         9,840,650
     150,000  Duquesne Light Holdings Inc.        2,292,412         2,896,500
      35,000  Edison International ........         593,330           894,950
     240,000  El Paso Corp. ...............       1,975,708         1,891,200
     286,700  El Paso Electric Co.+ .......       3,312,006         4,426,648
     160,000  Energy East Corp. ...........       3,287,340         3,880,000
      55,000  EOG Resources Inc. ..........         503,773         3,284,050
     310,000  Exxon Mobil Corp. ...........       6,624,170        13,767,100
       8,000  FPL Group Inc. ..............         463,741           511,600
      31,625  GlobalSantaFe Corp. .........         743,538           838,063
      10,000  Halliburton Co. .............         104,525           302,600
      52,000  Kerr-McGee Corp. ............       2,858,369         2,796,040
     200,000  Mirant Corp.+ ...............         912,239            71,800
     180,000  NiSource Inc. (SAILS)+ ......         360,000           453,600
     200,000  Northeast Utilities .........       3,859,076         3,894,000


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
     100,000  Progress Energy Inc., CVO+ ..  $       52,000    $       36,000
      30,000  Royal Dutch Petroleum Co. ...       1,407,418         1,550,100
      67,500  SJW Corp. ...................       2,210,933         2,295,000
     325,000  Southwest Gas Corp. .........       5,939,311         7,842,250
      58,000  TXU Corp. ...................       1,071,021         2,349,580
      12,000  UIL Holdings Corp. ..........         516,834           584,280
                                             --------------    --------------
                                                 82,922,506       123,364,211
                                             --------------    --------------
              ENTERTAINMENT -- 7.1%
      19,406  EMI Group plc ...............          75,408            85,782
     195,000  EMI Group plc, ADR ..........       1,693,472         1,723,956
     180,000  Fox Entertainment Group
                Inc., Cl. A+ ..............       4,181,356         4,806,000
     200,000  GC Companies Inc.+ ..........         218,000           110,000
     500,000  Gemstar-TV Guide
                International Inc.+ .......       2,181,174         2,400,000
     165,000  Grupo Televisa SA, ADR ......       4,491,076         7,469,550
   4,650,000  Liberty Media Corp., Cl. A+ .      11,718,968        41,803,500
     130,000  Metro-Goldwyn-Mayer Inc.+ ...         782,635         1,573,000
      20,000  Regal Entertainment Group,
                Cl. A .....................         393,316           362,000
     270,000  Six Flags Inc.+ .............       1,949,117         1,960,200
     500,000  The Walt Disney Co. .........      10,720,267        12,745,000
   1,500,000  Time Warner Inc.+ ...........      20,133,908        26,370,000
     835,000  Viacom Inc., Cl. A ..........      20,051,192        30,352,250
     520,000  Vivendi Universal SA, ADR+ ..      10,471,933        14,508,000
      60,000  World Wrestling
                Entertainment Inc. ........         612,234           765,000
                                             --------------    --------------
                                                 89,674,056       147,034,238
                                             --------------    --------------
              ENVIRONMENTAL SERVICES -- 1.3%
     325,000  Allied Waste Industries Inc.+       2,900,045         4,283,500
     300,000  Republic Services Inc. ......       3,560,581         8,682,000
     420,000  Waste Management Inc. .......       7,785,808        12,873,000
                                             --------------    --------------
                                                 14,246,434        25,838,500
                                             --------------    --------------
              EQUIPMENT AND SUPPLIES -- 4.5%
     555,000  AMETEK Inc. .................       3,217,551        17,149,500
       3,000  Amphenol Corp., Cl. A+ ......          23,163            99,960
     105,000  CIRCOR International Inc. ...         907,143         2,140,950
     190,000  Crown Holdings Inc.+ ........         856,577         1,894,300
     150,000  CTS Corp. ...................         755,149         1,809,000
       4,000  Danaher Corp. ...............          70,641           207,400
     408,000  Donaldson Co. Inc. ..........       1,554,163        11,954,400
     323,150  Fedders Corp. ...............       1,384,241         1,405,703
     415,000  Flowserve Corp.+ ............       5,764,416        10,350,100
     170,000  Gerber Scientific Inc.+ .....       1,650,756         1,200,200
     250,000  GrafTech International Ltd.+        3,518,123         2,615,000
     570,000  IDEX Corp. ..................       3,233,491        19,579,500
       2,000  Imagistics International Inc.+         39,950            70,800
      12,000  Ingersoll-Rand Co., Cl. A ...         501,720           819,720

                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
     800,000  Interpump Group SpA .........  $    3,144,069    $    4,350,735
     100,000  Lufkin Industries Inc. ......       1,810,811         3,198,000
      18,000  Manitowoc Co. Inc. ..........         131,305           609,300
      36,000  Met-Pro Corp. ...............         322,944           536,400
      10,000  Sealed Air Corp.+ ...........         168,679           532,700
      30,000  Valmont Industries Inc. .....         242,908           687,000
     435,000  Watts Water Technologies
                Inc., Cl. A ...............       5,006,660        11,723,250
     120,000  Weir Group plc ..............         504,947           628,921
                                             --------------    --------------
                                                 34,809,407        93,562,839
                                             --------------    --------------
              FINANCIAL SERVICES -- 5.3%
      20,000  Aegon NV, ADR ...............         311,567           242,400
      15,000  Alleghany Corp.+ ............       2,724,804         4,305,000
      12,000  Allstate Corp. ..............         282,475           558,600
     380,000  American Express Co. ........       8,869,151        19,524,400
      55,000  Argonaut Group Inc.+ ........       1,333,591         1,013,650
       8,329  Bank of America Corp. .......         314,231           704,800
      60,000  Bank of New York Co. Inc. ...       2,076,956         1,768,800
      20,000  Bank One Corp. ..............         535,615         1,020,000
         220  Berkshire Hathaway Inc.,
                Cl. A+ ....................         874,549        19,569,000
      50,000  BKF Capital Group Inc. ......         933,375         1,452,500
      35,000  Commerzbank AG+ .............         624,519           616,597
     112,000  Commerzbank AG, ADR+ ........       2,379,080         1,975,837
     155,000  Deutsche Bank AG, ADR .......       7,004,175        12,262,050
      30,000  H&R Block Inc. ..............         720,982         1,430,400
       6,000  Lehman Brothers
                Holdings Inc. .............          54,150           451,500
      38,000  Leucadia National Corp. .....         939,456         1,888,600
     120,000  Mellon Financial Corp. ......       4,103,607         3,519,600
      23,000  Merrill Lynch & Co. Inc. ....         948,745         1,241,540
      38,000  Metris Companies Inc.+ ......         347,786           330,220
     387,000  Midland Co. .................       1,988,520        11,474,550
     120,000  MONY Group Inc. .............       3,784,054         3,756,000
     190,000  Phoenix Companies Inc. ......       2,908,583         2,327,500
      30,000  PNC Financial Services Group        1,456,850         1,592,400
       2,500  Prudential Financial Inc. ...          68,750           116,175
      22,000  Schwab (Charles) Corp. ......         274,010           211,420
      70,000  St. Paul Travelers
                Companies Inc. ............       2,592,954         2,837,800
      85,000  State Street Corp. ..........         661,975         4,168,400
      20,000  SunTrust Banks Inc. .........         424,879         1,299,800
      30,000  T. Rowe Price Group Inc. ....       1,012,984         1,512,000
      20,000  Unitrin Inc. ................         522,263           852,000
       8,500  Value Line Inc. .............         136,515           301,835
      30,000  Wachovia Corp. ..............         959,625         1,335,000
     120,000  Waddell & Reed Financial
                Inc., Cl. A ...............       2,485,919         2,653,200
                                             --------------    --------------
                                                 54,656,695       108,313,574
                                             --------------    --------------


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 9.3%
      25,000  Allied Domecq plc, ADR ......  $      639,154    $      867,250
     343,000  Brown-Forman Corp., Cl. A ...       8,444,981        16,481,150
      35,000  Cadbury Schweppes
                plc, ADR ..................         860,906         1,227,800
     130,000  Campbell Soup Co. ...........       3,556,101         3,494,400
     105,000  Coca-Cola Co. ...............       3,236,639         5,300,400
      60,000  Coca-Cola Enterprises Inc. ..       1,074,778         1,739,400
       4,500  Coca-Cola Hellenic
                Bottling Co. SA ...........         113,647           108,675
     250,000  Corn Products
                International Inc. ........       6,435,426        11,637,500
     330,587  Del Monte Foods Co.+ ........       3,034,775         3,358,764
     318,000  Diageo plc, ADR .............      11,903,832        17,410,500
      70,000  Farmer Brothers Co. .........         943,094         1,878,100
     285,000  Flowers Foods Inc. ..........       2,682,927         7,452,750
     240,000  General Mills Inc. ..........       6,475,473        11,407,200
      50,000  Groupe Danone ...............       4,371,149         4,361,685
   1,267,800  Grupo Bimbo SA de CV, Cl. A .       2,247,680         2,670,152
      10,000  Hain Celestial Group Inc.+ ..         141,134           181,000
     200,000  Heinz (H.J.) Co. ............       7,241,965         7,840,000
     114,000  Hershey Foods Corp. .........       1,937,482         5,274,780
     305,000  Kellogg Co. .................       7,588,118        12,764,250
     100,000  Kerry Group plc, Cl. A ......       1,179,128         2,116,970
      33,000  LVMH Moet Hennessy
                Louis Vuitton SA ..........       1,150,670         2,386,882
       9,000  Nestle SA ...................       1,868,526         2,400,192
   1,050,000  PepsiAmericas Inc. ..........      13,167,945        22,302,000
     375,000  PepsiCo Inc. ................       9,501,772        20,205,000
     150,000  Ralcorp Holdings Inc.+ ......       2,240,767         5,280,000
      20,000  Smucker (J.M.) Co. ..........         547,733           918,200
     149,041  Tootsie Roll Industries Inc.        2,005,314         4,843,832
     260,000  Wrigley (Wm.) Jr. Co. .......       8,179,985        16,393,000
                                             --------------    --------------
                                                112,771,101       192,301,832
                                             --------------    --------------
              HEALTH CARE -- 3.2%
      44,000  Amgen Inc.+ .................         203,194         2,401,080
       3,000  ArthroCare Corp.+ ...........          34,530            87,240
         700  Bio-Rad Laboratories Inc.,
                Cl. B+ ....................          25,810            40,600
      44,000  Biogen Idec Inc.+ ...........         409,921         2,783,000
       4,000  Biomet Inc. .................         120,840           177,760
     190,000  Bristol-Myers Squibb Co. ....       5,392,595         4,655,000
      52,000  Chemed Corp. ................       1,605,605         2,522,000
      40,000  Chiron Corp.+ ...............         550,315         1,785,600
       1,000  CONMED Corp.+ ...............          15,430            27,400
       5,500  DENTSPLY International Inc. .         209,434           286,550
      35,000  Eli Lilly & Co. .............       2,197,980         2,446,850
      20,000  Exactech Inc.+ ..............         303,566           434,000
      12,000  Henry Schein Inc.+ ..........         584,789           757,680
      58,000  INAMED Corp.+ ...............       2,545,038         3,645,300
       1,000  Integra LifeSciences
                Holdings+ .................          19,480            35,270

                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
      25,000  Inverness Medical
                Innovations Inc.+ .........  $      424,748    $      547,500
      52,000  Invitrogen Corp.+ ...........       2,603,325         3,743,480
      70,000  Johnson & Johnson ...........       1,140,150         3,899,000
      60,000  Medco Health Solutions Inc.+        1,656,382         2,250,000
     155,000  Merck & Co. Inc. ............       4,827,898         7,362,500
       2,000  Nobel Biocare Holding AG ....         285,863           312,999
      10,000  Orthofix International NV+ ..         346,050           427,300
       4,000  OrthoLogic Corp.+ ...........          13,880            34,680
       4,000  Osteotech Inc.+ .............          26,900            25,960
      16,000  Patterson Dental Co.+ .......         702,130         1,223,840
     440,000  Pfizer Inc. .................       7,544,903        15,083,200
     140,000  Schering-Plough Corp. .......       2,752,530         2,587,200
       2,000  Stryker Corp. ...............          65,440           110,000
     150,000  Sybron Dental
                Specialties Inc.+ .........       2,817,765         4,477,500
      25,000  Thoratec Corp.+ .............         319,898           268,250
      70,000  Women First
                HealthCare Inc.+ ..........         124,375             1,750
       1,000  Wright Medical Group Inc.+ ..          16,460            35,600
      55,000  Wyeth .......................       2,169,854         1,988,800
       1,000  Young Innovations Inc. ......          30,000            25,400
                                             --------------    --------------
                                                 42,087,078        66,490,289
                                             --------------    --------------
              HOTELS AND GAMING -- 2.9%
      90,000  Aztar Corp.+ ................         906,574         2,520,000
     153,100  Boca Resorts Inc., Cl. A+ ...       1,629,715         3,034,442
     220,000  Caesars Entertainment Inc.+ .       1,231,329         3,300,000
     365,000  Gaylord Entertainment Co.+ ..       9,694,168        11,457,350
      40,000  GTECH Holdings Corp. ........         404,713         1,852,400
      12,000  Harrah's Entertainment Inc. .         113,002           649,200
   2,750,000  Hilton Group plc ............       9,857,105        13,764,457
     740,000  Hilton Hotels Corp. .........       8,392,741        13,808,400
      60,000  Mandalay Resort Group .......         726,750         4,118,400
      25,000  MGM Mirage+ .................         619,881         1,173,500
      90,000  Starwood Hotels & Resorts
                Worldwide Inc. ............       2,370,235         4,036,500
      45,000  Trump Hotels & Casino
                Resorts Inc.+ .............         141,805           108,900
                                             --------------    --------------
                                                 36,088,018        59,823,549
                                             --------------    --------------
              MACHINERY -- 1.7%
      45,000  AGCO Corp.+ .................         783,405           916,650
      70,000  Caterpillar Inc. ............         927,858         5,560,800
     400,000  Deere & Co. .................       6,703,065        28,056,000
                                             --------------    --------------
                                                  8,414,328        34,533,450
                                             --------------    --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.1%
      10,000  Cavco Industries Inc.+ ......         374,360           397,000
      50,000  Champion Enterprises Inc.+ ..         464,625           459,000
      50,000  Fleetwood Enterprises Inc.+ .         675,886           727,500
      80,111  Huttig Building
                Products Inc.+ ............         243,014           615,252
       3,000  Nobility Homes Inc. .........          58,560            61,530
      10,000  Palm Harbor Homes Inc.+ .....         181,961           177,300


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              COMMON STOCKS (CONTINUED)
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES (CONTINUED)
      11,700  Skyline Corp. ...............  $      462,806    $      475,605
       1,000  Southern Energy Homes Inc.+ .           3,900             4,100
                                             --------------    --------------
                                                  2,465,112         2,917,287
                                             --------------    --------------
              METALS AND MINING -- 1.5%
      45,000  Alcoa Inc. ..................       1,224,220         1,486,350
     255,000  Barrick Gold Corp. ..........       3,244,173         5,036,250
      12,525  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ........         272,500           415,204
      50,000  Kinross Gold Corp.+ .........         359,224           278,000
     515,000  Newmont Mining Corp. ........       9,699,426        19,961,400
     170,000  Placer Dome Inc. ............       1,576,429         2,828,800
                                             --------------    --------------
                                                 16,375,972        30,006,004
                                             --------------    --------------
              PUBLISHING -- 5.0%
     225,000  Belo Corp., Cl. A ...........       4,060,533         6,041,250
      22,000  Dow Jones & Co. Inc. ........       1,000,419           992,200
      30,000  EMAP plc ....................         362,733           402,597
      40,000  Lee Enterprises Inc. ........         921,940         1,920,400
      60,000  McClatchy Co., Cl. A ........       1,240,718         4,209,000
     140,000  McGraw-Hill Companies Inc. ..       2,576,918        10,719,800
     370,000  Media General Inc., Cl. A ...      10,364,815        23,761,400
      80,000  Meredith Corp. ..............       1,650,283         4,396,800
     135,000  New York Times Co., Cl. A ...       1,230,827         6,035,850
      14,000  News Corp. Ltd., ADR ........         246,049           495,880
     640,000  PRIMEDIA Inc.+ ..............       2,951,371         1,779,200
     200,000  Pulitzer Inc. ...............       9,206,927         9,780,000
     220,600  Reader's Digest
                Association Inc. ..........       4,135,438         3,527,394
     124,000  Scripps (E.W.) Co., Cl. A ...       7,804,763        13,020,000
      68,614  Seat Pagine Gialle SpA ......         172,631            28,800
     120,000  Thomas Nelson Inc. ..........       1,535,734         2,728,800
     290,000  Tribune Co. .................      10,098,557        13,206,600
                                             --------------    --------------
                                                 59,560,656       103,045,971
                                             --------------    --------------
              REAL ESTATE -- 1.3%
     340,000  Catellus Development Corp. ..       3,577,635         8,381,000
     120,082  Florida East Coast
                Industries Inc. ...........       1,856,261         4,641,169
      95,000  Griffin Land & Nurseries Inc.+      1,237,966         2,414,900
     310,000  St. Joe Co. .................       2,361,650        12,307,000
                                             --------------    --------------
                                                  9,033,512        27,744,069
                                             --------------    --------------
              RETAIL -- 2.6%
      30,000  Aaron Rents Inc. ............          89,296           994,200
      40,500  Aaron Rents Inc., Cl. A .....         287,231         1,224,315
     160,000  Albertson's Inc. ............       3,394,168         4,246,400
     450,000  AutoNation Inc.+ ............       4,523,837         7,695,000
      10,000  Blockbuster Inc., Cl. A .....         100,567           151,800
     140,000  Burlington Coat Factory
                Warehouse Corp. ...........       1,620,864         2,702,000
       9,000  Coldwater Creek Inc.+ .......          50,700           238,230
     130,000  Kroger Co.+ .................         761,625         2,366,000
     660,000  Neiman Marcus Group Inc.,
                Cl. B .....................      15,984,491        34,247,400
                                             --------------    --------------
                                                 26,812,779        53,865,345
                                             --------------    --------------

                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              SPECIALTY CHEMICALS -- 1.8%
     430,000  Ferro Corp. .................  $    6,961,548    $   11,472,400
     120,000  Fuller (H.B.) Co. ...........       2,014,683         3,408,000
     130,000  General Chemical
                Group Inc.+ ...............         502,184             6,500
     105,000  Great Lakes Chemical Corp. ..       2,781,423         2,841,300
     320,000  Hercules Inc.+ ..............       5,104,946         3,900,800
      10,000  IMC Global Inc. .............         139,584           134,000
      40,000  International Flavors &
                Fragrances Inc. ...........         773,336         1,496,000
     165,000  Material Sciences Corp.+ ....       1,435,865         1,757,250
     650,000  Omnova Solutions Inc.+ ......       2,051,888         3,965,000
     330,000  Sensient Technologies Corp. .       6,417,621         7,088,400
                                             --------------    --------------
                                                 28,183,078        36,069,650
                                             --------------    --------------
              TELECOMMUNICATIONS -- 5.8%
      90,000  ALLTEL Corp. ................       2,757,227         4,555,800
     200,000  AT&T Corp. ..................       6,358,573         2,926,000
      14,000  Brasil Telecom Participacoes
                SA, ADR ...................         810,959           429,800
     280,000  BT Group plc ................       1,103,373         1,007,943
      30,000  BT Group plc, ADR ...........       1,082,623         1,098,000
     525,000  CenturyTel Inc. .............       6,423,670        15,771,000
     600,000  Cincinnati Bell Inc.+ .......       4,224,513         2,664,000
     320,000  Citizens Communications
                Co.+ ......................       3,194,435         3,872,000
     313,600  Commonwealth Telephone
                Enterprises Inc.+ .........       5,392,797        14,039,872
      80,000  Deutsche Telekom AG, ADR+ ...       1,229,873         1,416,800
      35,000  France Telecom SA, ADR ......         683,990           919,800
   2,800,000  Qwest Communications
                International Inc.+ .......      12,299,026        10,052,000
     415,000  Rogers Communications Inc.,
                Cl. B, New York ...........       4,084,690         7,523,950
      10,000  Rogers Communications Inc.,
                Cl. B, Toronto ............          77,553           180,123
     170,000  SBC Communications Inc. .....       5,751,064         4,122,500
     950,000  Sprint Corp. ................      16,333,663        16,720,000
      10,000  Swisscom AG, ADR ............         292,659           332,200
      75,403  Tele Norte Leste
                Participacoes SA, ADR .....       1,032,454           959,880
   1,650,435  Telecom Italia SpA ..........       1,032,880         5,130,438
     305,000  Telecom Italia SpA, ADR .....       2,071,734         9,543,450
      96,649  Telefonica SA, ADR ..........       3,462,539         4,313,445
      12,567  Telefonica SA, BDR ..........         147,383           184,630
      20,000  Telefonos de Mexico
                SA de CV, Cl. L, ADR ......         171,746           665,400
      37,500  TELUS Corp. .................         658,391           610,013
      17,500  TELUS Corp., ADR ............         316,603           284,673
     280,000  Verizon Communications Inc. .       8,953,072        10,133,200
                                             --------------    --------------
                                                 89,947,490       119,456,917
                                             --------------    --------------


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   MARKET
    SHARES                                        COST             VALUE
    ------                                        ----             -----
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 0.1%
      85,000  AMR Corp.+ ..................  $    1,245,603    $    1,029,350
      50,000  Grupo TMM SA de CV,
                Cl. A, ADR+ ...............         391,821           122,500
       4,000  Kansas City Southern+ .......           7,317            62,000
       4,000  Providence & Worcester
                Railroad Co. ..............          44,669            42,000
                                             --------------    --------------
                                                  1,689,410         1,255,850
                                             --------------    --------------
              WIRELESS COMMUNICATIONS -- 4.6%
      72,000  America Movil SA de CV,
                Cl. L, ADR ................       1,155,910         2,618,640
   1,500,000  AT&T Wireless Services Inc.+       19,937,783        21,480,000
      75,000  Leap Wireless
                International Inc.+ .......          17,985             1,350
     300,000  mm02 plc+ ...................         348,979           504,606
     140,000  mm02 plc, ADR+ ..............       1,526,021         2,352,000
     170,000  Nextel Communications Inc.,
                Cl. A+ ....................       2,254,100         4,532,200
      75,000  Nextel Partners Inc., Cl. A+          767,333         1,194,000
      75,705  Price Communications Corp.+ .       1,192,126         1,117,406
     209,400  Rogers Wireless
                Communications Inc., Cl. B+       3,613,261         5,664,270
       6,750  Tele Celular Sul Participacoes
                SA, ADR ...................         107,916            87,075
      22,500  Tele Centro Oeste Celular
                Participacoes SA, ADR .....          67,448           206,325
       1,350  Tele Leste Celular
                Participacoes SA, ADR+ ....          36,110            17,793
       3,375  Tele Nordeste Celular
                Participacoes SA, ADR .....          49,807            77,625
       1,350  Tele Norte Celular
                Participacoes SA, ADR .....          20,857            12,217
   1,800,000  Telecom Italia Mobile SpA ...       1,661,796        10,205,249
       3,375  Telemig Celular
                Participacoes SA, ADR .....          97,539            99,563
     620,000  Telephone & Data Systems Inc.      24,145,857        44,144,000
      25,000  Telesp Celular Participacoes
                SA, ADR+ ..................         562,136           197,000
      20,000  United States Cellular Corp.+         609,674           771,000
      12,000  Vodafone Group plc, ADR .....         237,532           265,200
                                             --------------    --------------
                                                 58,410,170        95,547,519
                                             --------------    --------------
              TOTAL COMMON STOCKS .........   1,155,226,227     1,955,579,288
                                             --------------    --------------
              PREFERRED STOCKS -- 3.7%
              AEROSPACE -- 0.2%
      30,000  Northrop Grumman Corp.,
                7.000% Cv. Pfd., Ser. B ...       3,495,600         3,945,000
                                             --------------    --------------
              PUBLISHING -- 3.5%
   2,230,844  News Corp. Ltd., Pfd., ADR ..      32,035,389        73,350,151
                                             --------------    --------------
              WIRELESS COMMUNICATIONS -- 0.0%
   7,686,101  Telesp Celular Participacoes
                SA, Pfd.+ .................          60,929            24,123
                                             --------------    --------------
              TOTAL PREFERRED STOCKS ......      35,591,918        77,319,274
                                             --------------    --------------


  PRINCIPAL                                                        MARKET
    AMOUNT                                        COST             VALUE
    ------                                        ----             -----
              CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$ 1,000,000   Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ..........  $      915,535    $      990,000
                                             --------------    --------------
              BUSINESS SERVICES -- 0.1%
  1,000,000   Trans-Lux Corp., Sub. Deb. Cv.,
                7.500%, 12/01/06 ..........       1,005,974         1,013,750
                                             --------------    --------------
              CABLE AND SATELLITE -- 0.0%
  1,000,000   Charter Communications Inc., Cv.,
                4.750%, 06/01/06 ..........         687,322           927,500
                                             --------------    --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
  2,000,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ..........       1,920,864         2,330,000
                                             --------------    --------------
              ELECTRONICS -- 0.0%
    500,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ..........         352,269           522,500
                                             --------------    --------------
              TOTAL CORPORATE BONDS .......       4,881,964         5,783,750
                                             --------------    --------------
              U.S.  GOVERNMENT  OBLIGATIONS  -- 1.2%
25,026,000    U.S.  Treasury Bills,
                0.924% to 1.297%++,
                07/01/04 to 10/14/04 ......      24,991,069        24,983,772
                                             --------------    --------------
              TOTAL INVESTMENTS --
                100.0% ....................  $1,220,691,178     2,063,666,084
                                             ==============
              OTHER ASSETS AND LIABILITIES (NET) -- 0.0%             (548,184)
                                                               --------------
              NET ASSETS -- 100.0% ........                    $2,063,117,900
                                                               ==============
----------------
              For Federal tax purposes:
              Aggregate cost ..............                    $1,220,691,178
                                                               ==============
              Gross unrealized appreciation                    $  877,404,024
              Gross unrealized depreciation                       (34,429,118)
                                                               --------------
              Net unrealized appreciation .                    $  842,974,906
                                                               ==============
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $8,256,168 or 0.4% of total net assets.
+        Non-income producing security.
++       Represents annualized yield at date of purchase.
ADR    - American Depository Receipt.
BDR    - Brazilian Depository Receipt.
CVO    - Contingent Value Obligation.
SAILS  - Stock Appreciation Income Linked Securities.


                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $1,220,691,178) ..............   $2,063,666,084
  Dividends and interest receivable ........................        1,865,344
  Receivable for Fund shares sold ..........................          656,668
  Other assets .............................................           35,961
                                                               --------------
  TOTAL ASSETS .............................................    2,066,224,057
                                                               --------------
LIABILITIES:
  Payable for Fund shares redeemed .........................          511,445
  Payable for investment advisory fees .....................        1,674,612
  Payable for distribution fees ............................          417,962
  Payable for shareholder services fees ....................          306,260
  Payable for shareholder communication fees ...............          111,307
  Other accrued expenses ...................................           84,571
                                                               --------------
  TOTAL LIABILITIES ........................................        3,106,157
                                                               --------------
  NET ASSETS applicable to 54,213,154
    shares outstanding .....................................   $2,063,117,900
                                                               ==============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at $0.01
    par value ..............................................   $      542,132
  Additional paid-in capital ...............................    1,207,736,594
  Accumulated net investment income ........................        1,521,978
  Accumulated net realized gain on investments
    and foreign currency transactions ......................       10,339,332
  Net unrealized appreciation on investments
    and foreign currency transactions ......................      842,977,864
                                                               --------------
  TOTAL NET ASSETS .........................................   $2,063,117,900
                                                               ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($2,062,902,159 / 54,207,478
    shares outstanding) ....................................           $38.06
                                                                       ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($156,942 / 4,125 shares outstanding) ..................           $38.05
                                                                       ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum
    sales charge of 5.75% of the
    offering price at June 30, 2004) .......................           $40.37
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,045 / 27.580 shares outstanding) ...................           $37.89(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($57,754 / 1,523.420 shares outstanding) ...............           $37.91(a)
                                                                       ======
----------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $425,897) .............      $14,687,322
  Interest .................................................          401,957
                                                                  -----------
  TOTAL INVESTMENT INCOME ..................................       15,089,279
                                                                  -----------
EXPENSES:
  Investment advisory fees .................................       10,057,661
  Distribution fees -- Class AAA ...........................        2,514,315
  Distribution fees -- Class A .............................               69
  Distribution fees -- Class B .............................                5
  Distribution fees -- Class C .............................              120
  Shareholder services fees ................................          641,902
  Shareholder communications expenses ......................          190,248
  Custodian fees ...........................................          159,626
  Legal and audit fees .....................................           36,759
  Trustees' fees ...........................................           28,408
  Registration expenses ....................................           24,618
  Miscellaneous expenses ...................................           78,479
                                                                  -----------
  TOTAL EXPENSES ...........................................       13,732,210
                                                                  -----------
  NET INVESTMENT INCOME ....................................        1,357,069
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized gain on investments .........................       17,709,588
  Net realized gain on foreign currency
    transactions ...........................................            4,446
  Net change in unrealized appreciation on
    investments and foreign currency
    transactions ...........................................       77,528,056
                                                                  -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ...........................................       95,242,090
                                                                  -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................      $96,599,159
                                                                  ===========


                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2004          YEAR ENDED
                                                                                 (UNAUDITED)       DECEMBER 31, 2003
                                                                                ------------       -----------------
OPERATIONS:
  Net investment income ...................................................   $    1,357,069         $    1,851,940
  Net realized gain on investments and foreign currency transactions ......       17,714,034             43,687,872
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency transactions .........................................       77,528,056            420,113,505
                                                                              --------------         --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................       96,599,159            465,653,317
                                                                              --------------         --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...................................................               --             (1,651,347)
  Net realized long-term gain on investments ..............................               --            (31,641,902)
                                                                              --------------         --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................               --            (33,293,249)
                                                                              --------------         --------------
SHARES OF BENEFICIAL INTEREST:
  Class AAA ...............................................................        7,874,624             24,650,514
  Class A .................................................................          155,143                     --
  Class B .................................................................            1,000                     --
  Class C .................................................................           57,360                     --
                                                                              --------------         --------------
  Net increase in net assets from shares of beneficial interest transactions       8,088,127             24,650,514
                                                                              --------------         --------------
  NET INCREASE IN NET ASSETS ..............................................      104,687,286            457,010,582
NET ASSETS:
  Beginning of period .....................................................    1,958,430,614          1,501,420,032
                                                                              --------------         --------------
  End of period (including undistributed net investment income of
    $1,521,978 and $164,909, respectively) ................................   $2,063,117,900         $1,958,430,614
                                                                              ==============         ==============


                 See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain/(loss) that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2004, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment income for $62,684 and to decrease accumulated net realized loss on investments and foreign currency transactions for $62,684.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:

                                                      YEAR ENDED
                                                  DECEMBER 31, 2003
                                                  -----------------
         DISTRIBUTIONS PAID FROM:
         Ordinary income
            (inclusive of short term capital gains) . $ 1,651,347
         Net long term capital gains ................  31,641,902
                                                      -----------
         Total distributions paid ................... $33,293,249
                                                      ===========

EXPENSES. Certain administrative expenses are common to, and allocated among the Classes of Shares. Such allocations are made on the basis of average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:


                  Accumulated net investment income ...... $    164,909
                  Accumulated net realized capital gains .       58,265
                  Net unrealized appreciation ............  758,013,238
                  Net unrealized appreciation on
                    foreign currency transactions ........        3,603
                                                           ------------
                  Total accumulated gain ................. $758,240,015
                                                           ============

During the year ended December 31, 2003, the Fund fully utilized and deducted net capital loss carryovers from prior years against its current year net capital gains in the amount of $12,117,065.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short-term securities, aggregated $77,763,055 and $56,154,146, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $165,229 to Gabelli & Company. During the six months ended June 30, 2004, Gabelli & Company received $1,102 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended June 30, 2004, there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered through selected broker/dealers with no sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
--------------------------------------------------------------------------------
Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase and automatically convert to Class A Shares after eight years from the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

Transactions in shares of beneficial interest were as follows:
                                                      SIX MONTHS ENDED
                                                        JUNE 30, 2004                        YEAR ENDED
                                                         (UNAUDITED)                     DECEMBER 31, 2003
                                                 ----------------------------      ----------------------------
                                                    SHARES         AMOUNT            SHARES         AMOUNT
                                                 ----------     -------------      ----------     -------------
                                                         CLASS AAA                         CLASS AAA
                                                 ----------------------------      ----------------------------
Shares sold ...................................   4,128,399     $ 154,126,024       8,795,029     $ 263,911,171
Shares issued upon reinvestment of dividends ..          --                --         866,201        31,347,814
Shares redeemed ...............................  (3,925,088)     (146,251,400)     (8,795,505)     (270,608,471)
                                                 ----------     -------------      ----------     -------------
    Net increase ..............................     203,311     $   7,874,624         865,725     $  24,650,514
                                                 ==========     =============      ==========     =============
                                                         CLASS A
                                                 ----------------------------
Shares sold ...................................       4,125     $     155,143
Shares issued upon reinvestment of dividends ..          --                --
Shares redeemed ...............................          --                --
                                                 ----------     -------------
    Net increase ..............................       4,125     $     155,143
                                                 ==========     =============
                                                         CLASS B
                                                 ----------------------------
Shares sold ...................................          28     $       1,000
Shares issued upon reinvestment of dividends ..          --                --
Shares redeemed ...............................          --                --
                                                 ----------     -------------
    Net increase ..............................          28     $       1,000
                                                 ==========     =============
                                                         CLASS C
                                                 ----------------------------
Shares sold ...................................       1,523     $      57,360
Shares issued upon reinvestment of dividends ..          --                --
Shares redeemed ...............................          --                --
                                                 ----------     -------------
    Net increase ..............................       1,523     $      57,360
                                                 ==========     =============

9. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:
                                             INCOME
                                   FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           -------------------------------------------   -----------------------------------------
                                                Net
               Net Asset                   Realized and        Total                      Net                       Net Asset
   Period        Value,        Net           Unrealized        from          Net       Realized                       Value,
   Ended       Beginning    Investment     Gain/(Loss) on   Investment   Investment     Gain on          Total        End of
December 31    of Period   Income/(Loss)    Investments     Operations     Income     Investments   Distributions     Period
-----------    ---------   -------------   --------------   ----------   ----------   ------------  --------------  ----------
CLASS AAA
   2004 (d)     $36.26         $0.03           $1.77           $1.80          --           --              --         $38.06
   2003          28.25          0.04            8.60            8.64      $(0.03)      $(0.60)         $(0.63)         36.26
   2002          32.97          0.02           (4.72)          (4.70)      (0.02)       (0.00)(a)       (0.02)         28.25
   2001          33.90         (0.00)(a)        0.05            0.05          --        (0.98)          (0.98)         32.97
   2000          40.84          0.31           (1.37)          (1.06)      (0.31)       (5.57)          (5.88)         33.90
   1999          35.47         (0.06)          10.06           10.00          --        (4.63)          (4.63)         40.84
CLASS A (B)
   2004 (d)     $36.26         $0.05           $1.74           $1.79          --           --              --         $38.05
CLASS B (B)
   2004 (d)     $36.26        ($0.13)          $1.76           $1.63          --           --              --         $37.89
CLASS C (B)
   2004 (d)     $36.26        ($0.08)          $1.73           $1.65          --           --              --         $37.91


                          RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                ----------------------------------------------------------------

                           Net Assets        Net
   Period                    End of       Investment                   Portfolio
   Ended         Total       Period        Income/      Operating      Turnover
December 31     Return+     (in 000's)      (Loss)       Expenses         Rate
-----------     -------    ----------     ----------    ----------     ---------
CLASS AAA
   2004 (d)       5.0%     $2,062,902        0.13%(c)     1.37%(c)          3%
   2003          30.6       1,958,431        0.11         1.38              7
   2002         (14.3)      1,501,420        0.04         1.38              8
   2001           0.2       1,911,007       (0.00)        1.36             15
   2000          (2.4)      1,906,095        0.77         1.36             48
   1999          28.5       1,993,875       (0.10)        1.37             32
CLASS A (B)
   2004 (d)       4.9%           $157        0.29%(c)     1.37%(c)          3%
CLASS B (B)
   2004 (d)       4.5%             $1       (0.68)%(c)    2.12%(c)          3%
CLASS C (B)
   2004 (d)       4.6%            $58       (0.43)%(c)    2.12%(c)          3%
--------------------------------------------------------------------------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C shares were initially offered on December 31, 2003.
(c) Annualized.
(d) For the period ended June 30, 2004; unaudited.


                 See accompanying notes to financial statements.

                   THE GABELLI ASSET FUND
                    One Corporate Center
                  Rye, New York 10580-1422
                         800-GABELLI
                        800-422-3554
                      FAX: 914-921-5118
                  WEBSITE: WWW.GABELLI.COM
                  E-MAIL: INFO@GABELLI.COM
         Net Asset Value available daily by calling
                 800-GABELLI after 6:00 P.M.

                    BOARD OF TRUSTEES
Mario J. Gabelli, CFA           Anthony R. Pustorino
CHAIRMAN AND CHIEF              CERTIFIED PUBLIC ACCOUNTANT
INVESTMENT OFFICER              PROFESSOR EMERITUS
GABELLI ASSET MANAGEMENT INC.   PACE UNIVERSITY

Anthony J. Colavita             Werner J. Roeder, MD
ATTORNEY-AT-LAW                 VICE PRESIDENT/MEDICAL AFFAIRS
ANTHONY J. COLAVITA, P.C.       LAWRENCE HOSPITAL CENTER

James P. Conn                   Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER MANAGING DIRECTOR
FINANCIAL SECURITY ASSURANCE    BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.

John D. Gabelli                 Salvatore J. Zizza
SENIOR VICE PRESIDENT           CHAIRMAN
GABELLI & COMPANY, INC.         HALLMARK ELECTRICAL SUPPLIES
                                CORP.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

                       OFFICERS
Bruce N. Alpert                 James E. McKee
PRESIDENT AND TREASURER         SECRETARY

                       DISTRIBUTOR
                 Gabelli & Company, Inc.

      CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
           State Street Bank and Trust Company

                      LEGAL COUNSEL
        Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------

GAB405Q204SR


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

[MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
ASSET
FUND

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, Werner J. Roeder, and Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustees candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Asset Fund
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.